Organization and Business Background (Details) - USD ($)			12 Months Ended
	Apr. 04, 2023	Apr. 04, 2023	Jun. 30, 2024
Organization and Business Background [Line Items]
Gross proceeds		$ 1,700,000
Closing initial public offering			45 days
IPO [Member]
Organization and Business Background [Line Items]
Offering price per share	$ 4	$ 4
Gross proceeds		$ 5,000,000
Net proceeds			$ 4,200,000
Percentage of ordinary share			15.00%
IPO [Member] | Common Stock [Member]
Organization and Business Background [Line Items]
Ordinary shares	1,250,000
Offering price per share	$ 0.002	$ 0.002